Document and Entity Information	May. 18, 2016
Prospectus:
Document Type	497
Document Period End Date	May 18, 2016
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	May 18, 2016
Document Effective Date	May 18, 2016
Prospectus Date	Mar. 01, 2016
Dynamic Total Return Fund | Class A
Prospectus:
Trading Symbol	AVGAX
Dynamic Total Return Fund | Class C
Prospectus:
Trading Symbol	AVGCX
Dynamic Total Return Fund | Class I
Prospectus:
Trading Symbol	AVGRX
Dynamic Total Return Fund | Class Y
Prospectus:
Trading Symbol	AVGYX